Subsequent events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent events
18.	Subsequent events

On January 12, 2021, the Company announced that Board of Directors approved the initiation of a quarterly cash dividend of $0.12 per Class A Common Share, with effect from the first quarter of 2021.

On January 7, 2021, the Company entered into a new $236,200 senior secured loan facility with Hayfin Capital Management, LLP (the “New Hayfin Facility”), and on January 19, 2021, the Company drew down the full amount under the New Hayfin Facility. The proceeds from the New Hayfin Facility, along with cash on hand, were used to optionally redeem in full the outstanding 2022 Notes on January 20, 2021 (see below). The New Hayfin Facility matures in January 2026 and bears interest at a rate of LIBOR plus a margin of 7.00% per annum. It is repayable in twenty quarterly installments of $6,560, along with a balloon payment at maturity. The New Hayfin Facility is secured by, among other things, first priority ship mortgages over 21 of the Company’s vessels, assignments of earnings and insurances of the mortgaged vessels, pledges over certain bank accounts, as well as share pledges over the equity interests of each mortgaged vessel-owning subsidiary. In addition to reducing the Company’s interest costs, the re-financing also reduces amortization payments, from $35,000 per year under the 2022 Notes, to $26,240 per year under the New Hayfin Facility and with no premium comparing to 2% under the Company’s 2022 Notes. Furthermore, the re-financing has eliminated the incurrence covenants applicable under the 2022 Notes, meaningfully reducing constraints on developing the business.

On January 20, 2021, the Company optionally redeemed, in full, $233,436 aggregate principal amount of 2022 Notes, representing the entire outstanding amount under the 2022 Notes, using the proceeds the Company received from the New Hayfin Facility and cash on hand, at a redemption price of $239,200 (representing 102.469% of the aggregate principal amount of notes redeemed) plus accrued and unpaid interest.

On January 20, 2021, upon the redemption in full of the 2022 Notes, KEP VI (Newco Marine) Ltd. and KIA VIII (Newco Marine) Ltd. (together, “Kelso”), both affiliates of Kelso & Company, a U.S. private equity firm, exercised their right to convert an aggregate of 250,000 Series C Perpetual Convertible Preferred Shares, representing all such shares outstanding, into Class A common shares of the Company, resulting in issuance of an aggregate of 12,955,188 Class A common shares to Kelso.

On January 26, 2021, the Company completed its underwritten public offering of 5,400,000 Class A common shares, at a public offering price of $13.00 per share, for gross proceeds to the Company of approximately $70,200, prior to deducting underwriting discounts, commissions and other offering expenses. The Company intends to use the net proceeds of the offering for funding the expansion of the Company’s fleet, general corporate purposes, and working capital. On February 17, 2021, the Company issued an additional 141,959 Class A common shares in connection with the underwriters’ partial exercise of their option to purchase additional shares (together, the “January 2021 Equity Offering”). The net proceeds, the Company received in the January 2021 Equity Offering, after underwriting discounts and commissions and expenses, were approximately $67,794. Following the closing of the January 2021 Equity offering, the Company has 36,283,468 Class A common shares outstanding.

On February 9, 2021, the Company announced that it has agreed to purchase and charter back seven 6,000 TEU Post-Panamax containerships with an average age of approximately 20 years for an aggregate purchase price of $116,000. The charters are to leading liner operators for a minimum firm period of 36 months each, followed by two one-year extensions at charterer’s option. With these additions, the Company’s fleet will comprise 50 vessels with a total capacity of 287,280 TEU. The vessels are scheduled for phased delivery during the second and third quarters of 2021, at which time they will be renamed GSL Arcadia, GSL Dorothea, GSL Maria, GSL Melita, GSL MYNY, GSL Tegea and GSL Violetta.

After the year end and up to March 17, 2021, the Company issued and sold an aggregate of 354,583 depositary shares (representing an interest in 3,545 Series B Preferred Shares) in connection with the At Market Issuance Sales Agreement for net proceeds of $8,721.

During the period from January 1, 2021 through March 17, 2021, a further $13,505 proceeds was raised under the ATM program for the 2024 Notes.

On March 11, 2021, the Board of Directors approved additional awards of 61,625 of Class A common shares under 2019 Plan resulting in a total amount of awards totaling up to 1,421,000 shares.